Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Schedule of Fair Values of Outstanding Commodity Derivative Instruments

Set forth below are the summarized amounts, terms and gross fair values of outstanding commodity derivative instruments as of June 30, 2026 (Successor):

	Volumes	Weighted Average Price	Fair Value
	(in Bbls)	($ per Bbl)	(in thousands)
Oil Swaps:
July - December 2026	553	60.39	$(4,551)
January - December 2027	1,043	94.44	28,014
January - December 2028	884	63.15	(1,634)
January - December 2029	755	67.55	2,119
January - December 2030	672	64.94	798
Thereafter	265	62.96	33
Total	4,172		24,779

	Volumes	Weighted Average Price	Fair Value
	(in MMBtu)	($ per MMBtu)	(in thousands)
Natural Gas Swaps:
July - December 2026	12,321	5.54	$26,405
January - December 2027	22,493	4.18	15,549
January - December 2028	21,416	3.55	(2,372)
January - December 2029	18,718	3.58	(1,175)
January - December 2030	17,539	3.55	58
Thereafter	36,885	3.45	1,767
Total	129,372		$40,232

	Volumes	Basis Differential	Fair Value
	(in MMBtu)	($ per MMBtu)	(in thousands)
Natural Gas Basis Swaps:
July - December 2026	12,354	(0.49)	$1,330
January - December 2027	20,253	(0.31)	1,472
January - December 2028	18,621	(0.43)	(577)
January - December 2029	7,397	(0.55)	(1,162)
Total	58,625		1,063
	Volumes	Weighted Average Price	Fair Value
	(in Bbls)	($ per Bbl)	(in thousands)
Natural Gas Liquids Swaps:
July - December 2026	1,096	21.87	$(5,902)
January - December 2027	1,920	23.35	(5,274)
January - December 2028	1,541	25.70	(5)
January - December 2029	1,226	23.44	(435)
January - December 2030	1,061	21.67	(1,156)
Thereafter	255	20.26	(693)
Total	7,099		$(13,465)

Set forth below are the summarized amounts, terms and gross fair values of outstanding commodity derivative instruments as of December 31, 2025 (Predecessor):

	Volumes	Weighted Average Price	Fair Value
	(in Bbls)	($ per Bbl)	(in thousands)
Oil Swaps:
January - December 2026	990	57.45	$395
January - December 2027	902	58.22	698
January - December 2028	422	56.67	(662)
Total	2,314		$431

	Volumes	Weighted Average Price	Fair Value
	(in MMBtu)	($ per MMBtu)	(in thousands)
Natural Gas Swaps:
January - December 2026	21,071	3.19	$(11,117)
January - December 2027	19,133	3.68	(3,676)
January - December 2028	17,664	3.57	(2,267)
January - December 2029	16,454	3.55	(899)
January - December 2030	15,340	3.55	(783)
Thereafter	7,314	3.63	852
Total	96,976		$(17,890)

	Volumes	Basis Differential	Fair Value
	(in MMBtu)	($ per MMBtu)	(in thousands)
Natural Gas Basis Swaps:
January - December 2026	21,071	(0.32)	$6,807
January - December 2027	18,944	(0.30)	741
Total	40,015		$7,548

	Volumes	Weighted Average Price	Fair Value
	(in Bbls)	($ per Bbl)	(in thousands)
Natural Gas Liquids Swaps:
January - December 2026	1,894	22.10	$(3,550)
January - December 2027	1,671	22.69	(2,105)
January - December 2028	1,295	25.66	1,367
Total	4,860		$(4,288)

Schedule of Positions Presented on the Condensed Consolidated Balance Sheet

Below is a reconciliation of the gross open positions by commodity to the net open positions presented on the condensed consolidated balance sheet as of June 30, 2026 (Successor):

	Current		Noncurrent
(in thousands)	Assets	Liabilities	Assets	Liabilities
Commodity
Oil	$15,301	$(4,826)	$17,758	$(3,454)
Gas	46,152	(2,169)	6,628	(9,316)
NGL	294	(11,143)	1,755	(4,371)
Total	$61,747	$(18,138)	$26,141	$(17,141)
Effects of netting arrangements	(7,192)	7,192	(15,083)	15,083
Total	$54,555	$(10,946)	$11,058	$(2,058)

Below is a reconciliation of the gross open positions by commodity to the net open positions presented on the condensed consolidated balance sheet as of December 31, 2025 (Predecessor):

	Current		Noncurrent
(in thousands)	Assets	Liabilities	Assets	Liabilities
Commodity
Oil	$2,056	$(1,661)	$793	$(757)
Gas	7,428	(11,738)	3,691	(9,723)
NGL	177	(3,727)	2,326	(3,064)
Total	$9,661	$(17,126)	$6,810	$(13,544)
Effects of netting arrangements	(9,661)	9,661	(6,810)	6,810
Total	$—	$(7,465)	$—	$(6,734)